Subsequent Events Symantec (Details) - Symantec [Member] - Subsequent Event [Member] $ in Billions	Nov. 04, 2019 USD ($)
Subsequent Event [Line Items]
Business Combination, Estimated Total Consideration	$ 10.7
Business Combinations, Amount Financed	$ 12.0